Fair Value Measurements and Financial Instruments - Schedule of Cumulative Basis Adjustments for Fair Value Hedges (Details) - Fair Value Hedges - Long-term debt - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Carrying amount of hedged liabilities	$ 17,337	$ 18,903
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities	$ 433
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities		$ (785)